Stock Based Compensation	12 Months Ended
Dec. 31, 2011
Stock Based Compensation

12. Stock Based Compensation

On July 24, 2008, at the Company’s 2008 Annual Meeting of Stockholders (the “2008 Annual Meeting”), stockholders approved the Amended and Restated 2006 Long-Term Incentive Plan (the “Incentive Plan”), which became effective immediately following its approval and replaced the Company’s original 2006 Long-Term Incentive Plan. The Incentive Plan provides for the issuance of up to 3,000,000 shares of the Company’s common stock, increased from 1,500,000 under the Company’s original 2006 Long-Term Incentive Plan. The Compensation Committee has the authority to determine the amount, type and terms of each award, but may not grant awards under the Incentive Plan, in any combination, for more than 625,000 shares of the Company’s common stock to any individual during any calendar year, increased from 312,500 under the Company’s original 2006 Long-Term Incentive Plan.

As of December 31, 2011, 1,547,342 shares of common stock remain eligible to be issued under the Incentive Plan.

At the 2008 Annual Meeting, stockholders approved the Amended and Restated Employee Stock Purchase Plan (the “Stock Purchase Plan”), which became effective immediately following its approval and replaced the Company’s original 2006 Employee Stock Purchase Plan. The Stock Purchase Plan permits eligible employees of the Company to automatically purchase at the end of each month at a discounted price, a certain number of shares of the Company’s common stock by having the effective purchase price of such shares withheld from their base pay. The Stock Purchase Plan provides for the issuance of up to 2,000,000 shares of the Company’s common stock, increased from 250,000 under the Company’s original 2006 Employee Stock Purchase Plan. On August 20, 2008, the Company filed a registration statement on Form S-8 under the Securities Act covering 1,750,000 shares reserved for issuance under the Stock Purchase Plan.

As of December 31, 2011, 1,877,612 shares of common stock remain unissued under the Stock Purchase Plan.

Equity instruments issued to employees are recorded at their fair value on the date of grant and are amortized over the vesting period of the award.  Stock based compensation for employees and directors was approximately $12, $2,141 and $2,566 for the years ended December 31, 2011, 2010 and 2009, respectively. For the years ended December 31, 2011, 2010 and 2009, respectively, stock based compensation for employees of $0, $205 and $418 was reflected in selling and marketing expenses, and $12, $1,936 and $2,148 respectively, was reflected in general and administrative expenses.

Equity instruments issued to non-employees are recorded at their fair value on the grant date. The non-vested portions of the award are adjusted based on market value on a quarterly basis and the adjusted value of award is amortized over the expected service period.  Stock based compensation for non-employees was approximately $0, $184 and $265 for the years ended December 31, 2011, 2010 and 2009, respectively. For the years ended December 31, 2011, 2010 and 2009, respectively, stock based compensation for non-employees of $0, $0 and $120 was reflected in selling and marketing expenses, and $0, $184 and $145, respectively, was reflected in general and administrative expenses.

The following table summarizes total stock based compensation costs for the years ended December 31, 2011, 2010 and 2009.

For the Year Ended December 31, 2011

	Advisors And Consultants	Employees and Directors	Total
Stock Options	$-	$13	$13
Total	$-	$13	$13

For the Year Ended December 31, 2010

	Advisors and Consultants	Employees and Directors	Total
Stock Options	$132	$82	$214
RSUs	7	575	582
Stock issued to consultants for services	45	-	45
Stock purchase plan	-	16	16
Vesting of restricted shares under performance based executive bonus award	-	1,468	1,468
Total	$184	$2,141	$2,325

For the Year Ended December 31, 2009

	Advisors and Consultants	Employees and Directors	Total
Stock Options	$96	$394	$490
RSUs	4	1,100	1,104
Stock issued to consultants for services	165	-	165
Stock purchase plan	-	31	31
Vesting of restricted shares under performance based executive bonus award	-	1,041	1,041
Total	$265	$2,566	$2,831

Stock Options

The fair value of each option grant during the years ended December 31, 2010 and 2009 was estimated on the date of grant using the Black-Scholes option pricing model. No stock options were granted during the year ended December 31, 2011. The weighted average of the assumptions used to compute the grant date value of the options granted during the years ended December 31, 2010 and 2009 were as follows:

	Years Ended December 31,
	2010	2009
Dividend yield	0%	0%
Expected volatility	103.2%	104%
Risk-free interest rate	2.69%	1.86%
Expected lives	3.0 years	3.6 years

The expected life of options granted was calculated using the simplified method set out in SEC Staff Accounting Bulletin No. 110 using the vesting term of 3 years and the contractual term of 5 years. The simplified method defines the expected life as the average of the contractual term and the vesting period.

The weighted average fair value of the options on the date of grant, using the fair value based methodology for years ended December 31, 2010 and 2009 was $1.06 and $1.24 per share, respectively.

On January 1, 2009, the Company granted, in the aggregate, options for the purchase of 75,000 shares of its common stock at an exercise price of $1.99 per share, under the Incentive Plan, to three members of the Board of Directors. The options have a five year term and vest ratably at the end of each of the four quarterly periods following the date of grant. In the aggregate, these options have a value of approximately $96 utilizing the Black-Scholes option pricing model with the following assumptions used: expected life of three years, volatility of 104%, dividends of 0%, and a risk free interest rate of 1.55%.

On January 1, 2009, the Company granted, in the aggregate, options for the purchase of 100,000 shares of its common stock at an exercise price of $1.99 per share, under the Incentive Plan, to certain members of its advisory boards in exchange for their advisory services to the Company. The options have a five year term and vest ratably at the end of each of the four quarterly periods following the date of grant. The options have a grant date value of approximately $128 utilizing the Black-Scholes option pricing model with the following assumptions used: expected life of three years, volatility of 104%, dividends of 0%, and a risk free interest rate of 1.55%.On February 25, 2009, the Company granted, in the aggregate, options for the purchase of 267,500 shares of its common stock at an exercise price of $1.70 per share, under the Incentive Plan, to certain officers and employees.  The options have a five year term and vest ratably upon the first, second and third anniversaries of the date of grant. In the aggregate, these options have a value of approximately $325 utilizing the Black-Scholes option pricing model with the following assumptions used: expected life of four years, volatility of 104%, dividends of 0%, and a risk free interest rate of 2.06%.

On January 1, 2010, the Company granted, in the aggregate, options for the purchase of 75,000 shares of its common stock at an exercise price of $1.65 per share, under the Incentive Plan, to three members of the Board of Directors. The options have a five year term and vest ratably at the end of each of the four quarterly periods following the date of grant. In the aggregate, these options have a fair value of approximately $80 utilizing the Black-Scholes option pricing model and the following assumptions: expected life of three years; volatility of 103.2%; dividends of 0%; and a risk free interest rate of 2.69%.

On January 1, 2010, the Company granted, in the aggregate, options for the purchase of 100,000 shares of its common stock at an exercise price of $1.65 per share, under the Incentive Plan, to certain members of its advisory boards in exchange for their advisory services to the Company. The options have a five year term and vest ratably at the end of each of the four quarterly periods following the date of grant. The options have a grant date value of approximately $106 utilizing the Black-Scholes option pricing model with the following assumptions used: expected life of three years; volatility of 103.2%; dividends of 0%; and a risk free interest rate of 2.69%.

At December 31, 2011, 2010 and 2009 the unamortized fair value of employee stock options outstanding was approximately $1, $29 and $406, respectively. The unamortized portion at December 31, 2011 will be expensed over a weighted average period of 0.16 years. For the years ended December 31, 2011, 2010 and 2009 costs of approximately $13, $82 and $394 respectively, were recognized in connection with the vesting of these employee stock options.

A summary of the status of the Company’s stock option plans and the changes during the years ended December 31, 2011, 2010 and 2009, respectively, is presented in the table below:

	Number of Options	Weighted Average Exercise Price	Weighted Average remaining contractual life	Intrinsic Value
Options outstanding at January 1, 2009	634,687	$3.62
Granted	442,500	$1.81
Exercised	(44)	$1.70
Forfeited	(109,362)	$2.64
Options outstanding at December 31, 2009	967,781	$2.57
Granted	175,000	$1.65
Exercised	(151,250)	$1.80
Forfeited	(426,373)	$2.38
Options outstanding at December 31, 2010	565,158	$2.64
Granted	-
Exercised	(325,003)	$1.80
Forfeited	(175,157)	$3.58
Options outstanding at December 31, 2011	64,998	$4.28	1.1 years	$3

Exercisable, December 31, 2011	60,000	$4.50	1.0 years	$-
Options vested during the year ended December 31, 2011	5,000	$1.70

Restricted Stock Units (“RSUs”)

On May 28, 2008, the Company issued an offer to holders of outstanding stock options issued prior to January 1, 2008 (“Eligible Options”), to exchange their Eligible Options for RSUs on a 3 for 1 basis. Each RSU represented one share of the Company’s common stock to be issued in the future, based on certain time-based vesting requirements. The offer expired on June 25, 2008. As result of this offer, on June 26, 2008, 1,105,188 stock options were accepted for exchange and cancellation, and the Company issued 368,475 RSUs with a grant date fair value of $2.12 per share to participants in the offer. The grant date fair value of the restricted stock units was determined by using the closing price of the Company’s common stock on the day immediately preceding the grant date.

All of the Company’s executive officers and directors participated in the exchange offer, and as a group, accounted for approximately 78% of the stock options exchanged and cancelled and RSUs issued in the offer.

The excess of the aggregate grant date fair value of the RSUs of $781 over the fair value of the stock options canceled of $672 was added to the unamortized value of the options canceled on May 28, 2008, which amounted to $2,863 and is being amortized over the vesting period of the RSUs.

RSUs held by executive officers and directors vest ratably on each of the first, second and third anniversaries of the grant date. RSUs held by all other employees and consultants vested ratably on the first and second anniversaries of the grant date and as of December 31, 2011, were fully vested.

At December 31, 2011, there were no unamortized expenses remaining related to the value of RSUs. For the year ended December 31, 2011, a cost of less than $1 was recognized in connection with the vesting of these employee RSUs.

A summary of the activity related to RSUs for the year ended December 31, 2011, 2010 and 2009 are presented below:

	Total	Weighted Average Grant Date Fair Value
Nonvested at January 1, 2009	366,087
RSUs vested	(134,274)
RSUs forfeited	(2,994)
Nonvested at December 31, 2009	228,819
RSUs vested	(155,561)
RSUs forfeited	(64,433)
Nonvested at December 31, 2010	8,825
RSUs vested	(5,557)
RSUs forfeited	(3,268)
Nonvested at December 31, 2011	-	$-

Stock Purchase Plan

The Stock Purchase Plan was established for eligible employees to purchase shares of the Company’s common stock on a monthly basis at 85% of the lower of the market value of the Company’s common stock on the first or last business day of each month. Under the Stock Purchase Plan, employees may authorize the Company to withhold up to 15% of their compensation during any monthly offering period for common stock purchases, subject to certain limitations. The Stock Purchase Plan was implemented during July 2008 and is qualified under Section 423 of the Internal Revenue Code. For the years ended December 31, 2010 and 2009, 31,289 and 68,981 shares, respectively, were issued under the Stock Purchase Plan, resulting in total proceeds of $45 and $93, respectively. Stock based compensation recognized in connection with the issuance of these shares was $16 and $31 for the years ended December 31, 2010 and 2009, respectively. There were no shares issued for the year ended December 31, 2011 related to the Stock Purchase Plan.

Restricted Stock Issued Under Performance Based Executive Bonus Plan

On December 19, 2006, the Company awarded 175,000 shares of restricted stock to two senior officers under the terms of the renewal of their respective employment and consulting agreements.

On July 24, 2008 the Company awarded 250,000 and 187,500 shares of unvested restricted stock to its Chief Executive Office and Chief Financial Officer, respectively, in connection with the 2006 Executive Compensation Performance Bonus Plan.

On December 14, 2009, the Compensation Committee determined that 50,000 shares and 37,500 shares of restricted stock held by its Chief Executive Officer and Chief Financial Officer, respectively, were no longer subject to forfeiture.

During the year ended December 31, 2009, in connection with expected performance under a bonus program for senior executives, stock-based compensation of approximately $1,041 was recognized for the estimated pro rata vesting of restricted stock. Of this amount, $946 is associated with the amortization over the derived service period of the $975 grant date value of a restricted stock award that is based on the achievement of certain common stock market price milestones. The remaining amount of $95 is associated with the amortization over the service period of the probable outcome at each reporting date of a restricted stock award that is based on the achievement of certain performance criteria.

During the year ended December 31, 2010, in connection with expected performance under a bonus program for senior executives, stock-based compensation of approximately $1,468 was recognized for the vesting of restricted stock (See Note 10 – Commitments and Contingencies – Employment Agreements, for additional discussion regarding these shares).